Revenue from Contracts with Customers: (Tables)	12 Months Ended
Dec. 31, 2022
Revenue from Contracts with Customers:
Schedule of under unregulated services with income arising from contracts with clients

	Year ended of December 31,
	2020		2021		2022
Regulated services:
Airport services for revenue from contracts with clients (*):
Passengers fees	Ps.	3,476,804	Ps.	6,767,394	Ps.	10,795,615
Landing fees		983,173		1,075,198		1,277,251
Platform		395,432		592,671		751,464
Seurity services		46,553		88,758		134,364
Baggage inspection fees		140,502		251,956		353,638
Passengers walkway		333,134		562,192		644,356
Passengers documentation counters		9,383		20,187		29,841
Other airport services		252,777		336,284		499,299

	Ps.	5,637,758	Ps.	9,694,640	Ps.	14,485,828

Non regulated services:
Non regulated services for revenue from contracts with customers:
Retail stores	Ps.	461,502	Ps.	1,004,332	Ps.	1,422,651
Access fees on non permanent ground transportation		29,967		59,625		82,857
Car parking and related Access fees		171,193		316,356		416,767
Other services		122,751		187,273		280,671
		785,413		1,567,586		2,202,946
Commercial services		2,544,474		4,376,269		5,932,414

Total non regulated services (**)		3,329,887		5,943,855		8,135,360

Construction services		3,657,086		3,146,166		2,692,694

Total	Ps.	12,624,731	Ps.	18,784,661	Ps.	25,313,882
(*)

For 2020, 2021 and 2022, this amount includes Mexico regulated income of Ps.3,340,674, Ps.6,492,691 and Ps.10,358,492, respectively, Aerostar regulated income of Ps.1,808,102, Ps.2,027,188 and Ps.2,100,275, respectively, Airplan regulated income of Ps.488,982, Ps.1,174,761 and Ps.2,027,061, respectively.

(**)

This line item in the consolidated statement of income (non-aeronautical services) includes complementary and airport services totaling Ps.225,340, Ps.286,042 and Ps.413,322 for the 2020, 2021 and 2022 periods, respectively.

Schedule of under non-regulated services with revenue arising from contracts with clients

	Year ended of December 31,
	2020		2021		2022
Commercial revenues:
Duty free shops	Ps.	991,833	Ps.	1,746,097	Ps.	2,495,826
Food and beverage		449,340		823,883		1,243,576
Advertising revenues		92,683		129,589		151,741
Car rental companies		485,725		953,085		1,110,926
Banking and currency exchange servcies		72,563		107,228		102,783
Teleservices		15,174		17,539		15,538
Ground transportations		49,721		95,690		131,653
Other services		387,435		503,158		680,371

Total commercial revenues	Ps.	2,544,474	Ps.	4,376,269	Ps.	5,932,414

Schedule of domestic and international passenger traffic

The following table sets the domestic and international passenger traffic, in thousands, for the years, 2020, 2021 and 2022:

	Year ended of December 31,
	2020	2021	2022

Domestic passenger traffic:
Mexico	9,246	15,057	18,701
Puerto Rico	4,548	9,139	9,404
Colombia	3,625	8,984	13,718
Total domestic passengers	17,419	33,180	41,823
International passenger traffic:
Mexico	7,283	14,081	20,823
Puerto Rico	298	545	907
Colombia	590	1,546	2,788
Total international passengers	8,171	16,172	24,518
Total passengers	25,590	49,352	66,341

Schedule of effects of the decrease in passenger traffic as a result of COVID-19 on revenue by country are shown below, without considering construction revenue

	Year ended of December 31,						% Change 2022	% Change 2022
		2020		2021		2022	compared to 2020	compared to 2021
Aeronautical revenue
Mexico	Ps.	3,115,335	Ps.	6,206,649	Ps.	9,945,180	219.23	60.23
Puerto Rico		1,808,102		2,027,188		2,100,276	16.16	3.61
Colombia		488,981		1,174,762		2,027,061	314.55	72.55
Total aeronautical revenue	Ps.	5,412,418	Ps.	9,408,599	Ps.	14,072,517	160.00	49.57

Non-aeronautical revenue
Mexico		2,517,816		4,384,946		6,297,790	150.13	43.62
Puerto Rico		740,450		1,394,346		1,598,601	115.90	14.65
Colombia		296,961		450,604		652,280	119.65	44.76
Total non-aeronautical revenue	Ps.	3,555,227	Ps.	6,229,896	Ps.	8,548,671	140.45	37.22
Total without construction revenue	Ps.	8,967,645	Ps.	15,638,495	Ps.	22,621,188	152.25	44.65

Schedule of commercial contracts of minimum rent

For the years that will end December 31:

	Year ended
	December 31,
	2020		2021		2022
2021	Ps.	2,515,572
2022		2,315,111	Ps.	3,684,803
2023		2,184,496		3,415,663	Ps.	4,531,807
2024		1,943,444		2,962,391		4,070,098
2025		1,857,885		2,821,799		3,869,058
2026 a 2030		2,380,113		3,744,757		6,042,832
Total	Ps.	13,196,621	Ps.	16,629,413	Ps.	18,513,795

Schedule of other income

In 2022, the line of other income is made up of operations from previous years which were in dispute and had favorable resolutions by the authorities in 2022 as follows:

	Year ended
	December 31, 2022

Other income:
Income recovery from the fuel distribution
fee at the LMM Airport (Note 15 i)	Ps	300,384
Income recovery due to regularization of car rental companies		45,848
	Ps	346,232